Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2015
Registrant Name	EATON VANCE INVESTMENT TRUST
Central Index Key	0000779991
Amendment Flag	false
Document Creation Date	Feb. 18, 2016
Document Effective Date	Feb. 18, 2016
Prospectus Date	Aug. 01, 2015
Eaton Vance New York Limited Maturity Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	EXNYX
Eaton Vance New York Limited Maturity Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	ELNYX
Eaton Vance New York Limited Maturity Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	EZNYX
Eaton Vance New York Limited Maturity Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	ENYIX